Capital Management - Schedule of Capital of the Company Components (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capital of the Company Components [Abstract]
Equity attributable to shareholders of the Company	$ (56,833)	$ (17,201)
Loans and borrowings		49,206	$ 29,363
Total equity	(56,833)	32,005
Less: Cash and cash equivalents	(25,210)	(31,738)	$ (38,865)
Total capital	$ (82,043)	$ 267